Employee benefits (Tables)	6 Months Ended
Jun. 30, 2025
Employee Benefits
Schedule of employee benefits

	06.30.2025	12.31.2024
Liabilities
Short-term employee benefits	1,837	1,517
Termination benefits	75	72
Post-employment benefits	13,276	11,398
Total	15,188	12,987
Current	2,739	2,315
Non-current	12,449	10,672

Schedule of short term employee benefits

	06.30.2025	12.31.2024
Accrued vacation and 13th salary	778	519
Profit sharing	339	384
Performance award program	315	349
Salaries and related charges and other provisions (1)	405	265
Total	1,837	1,517
Current	1,801	1,486
Non-current (2)	36	31
(1) It includes advance payment related to the Collective Bargaining Agreement for the next 2 years (ACT 25/27), recognized as Other income and expenses, net (see note 6).
(2) Remaining balance relating to the four-year deferral of the variable compensation program of executive officers and the upper management.

Schedule of recognized the statement of income

Expenses recognized in the statement of income	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Salaries, accrued vacations and related charges	(1,810)	(1,867)	(950)	(943)
Management fees and charges	(7)	(7)	(4)	(4)
Variable compensation programs (1)	(595)	(490)	(305)	(235)
Performance award program (2)	(278)	(179)	(144)	(100)
Profit sharing (2)	(317)	(311)	(161)	(135)
Total	(2,412)	(2,364)	(1,259)	(1,182)
(1) It includes adjustments to provisions related to previous years.
(2) Amount recognized as other income and expenses - see note 6.

Schedule of post employment benefits

	06.30.2025	12.31.2024
Liabilities
Health Care Plan - Saúde Petrobras	8,863	7,499
Petros Pension Plan - Renegotiated (PPSP-R)	2,562	2,289
Petros Pension Plan - Non-renegotiated (PPSP-NR)	884	779
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70)	461	395
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70)	445	379
Petros 2 Pension Plan (PP-2)	61	57
Total	13,276	11,398
Current	917	808
Non-current	12,359	10,590

Schedule of net actuarial liability

	PPSP-R (1)	PPSP-NR (1)
Deficit registered by Petros	259	93
Ordinary and extraordinary future contributions - sponsor	3,744	1,097
Contributions related to the TFC - sponsor	658	442
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(1,976)	(474)
Net actuarial liability recorded by the Company	2,684	1,158
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of changes in the actuarial liabilities

					2025
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Amounts recognized in the Statement of Financial Position
Balance at December 31, 2024	2,684	1,158	58	7,498	11,398
Recognized in the Statement of Income	179	76	3	589	847
Current service cost	2	−	−	81	83
Net interest	177	76	3	508	764
Recognized in Equity - other comprehensive income	−	−	−	1	1
(Gains)/losses arising from the remeasurement	−	−	−	1	1
Cash effects	(199)	(64)	(6)	(253)	(522)
Contributions paid	(185)	(56)	(6)	(253)	(500)
Payments related to Term of financial commitment (TFC)	(14)	(8)	−	−	(22)
Other changes	359	159	6	1,028	1,552
Translation Adjustment	359	159	6	1,028	1,552
Balance at June 30, 2025	3,023	1,329	61	8,863	13,276
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

					2024
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Balance at December 31, 2023	4,740	1,799	181	9,662	16,382
Recognized in the Statement of Income	210	80	7	1,838	2,135
Past service cost	−	−	−	1,291	1,291
Current service cost	4	1	−	115	120
Net interest	206	79	7	432	724
Recognized in Equity - other comprehensive income	−	−	−	(1,265)	(1,265)
(Gains)/losses arising from the remeasurement (2)	−	−	−	(1,265)	(1,265)
Cash effects	(215)	(66)	(6)	(195)	(482)
Contributions paid	(201)	(59)	(6)	(195)	(461)
Payments related to Term of financial commitment (TFC)	(14)	(7)	−	−	(21)
Other changes	(611)	(233)	(24)	(1,282)	(2,150)
Translation Adjustment	(611)	(233)	(24)	(1,282)	(2,150)
Balance at June 30, 2024	4,124	1,580	158	8,758	14,620
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2) Effects of the intermediate remeasurement on the health care plan, which changed the cost-sharing arrangement.

Schedule of net expense with pension and health care plans

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Related to active employees (cost of sales and expenses)	(13)	(1)	−	(194)	(208)
Related to retirees (other income and expenses)	(166)	(75)	(3)	(395)	(639)
Net costs for Jan-Jun/2025	(179)	(76)	(3)	(589)	(847)
Related to active employees (cost of sales and expenses) (2)	(19)	(5)	(1)	(508)	(533)
Related to retirees (other income and expenses) (3)	(191)	(75)	(6)	(1,330)	(1,602)
Net costs for Jan-Jun/2024	(210)	(80)	(7)	(1,838)	(2,135)
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2) It includes the effects of the intermediate remeasurement on the health care plan, which changed the cost-sharing arrangement, amounting to US$ 291.
(3) It includes the effects of the intermediate remeasurement on the health care plan, which changed the cost-sharing arrangement, amounting to US$ 1,000.

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Related to active employees (cost of sales and expenses)	(7)	−	−	(99)	(106)
Related to retirees (other income and expenses)	(84)	(38)	(2)	(200)	(324)
Net costs for Apr-Jun/2025	(91)	(38)	(2)	(299)	(430)
Related to active employees (cost of sales and expenses) (2)	(11)	(3)	−	(395)	(409)
Related to retirees (other income and expenses) (3)	(92)	(36)	(3)	(1,162)	(1,293)
Net costs for Apr-Jun/2024	(103)	(39)	(3)	(1,557)	(1,702)
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2) It includes the effects of the intermediate remeasurement on the health care plan, which changed the cost-sharing arrangement, amounting to US$ 291.
(3) It includes the effects of the intermediate remeasurement on the health care plan, which changed the cost-sharing arrangement, amounting to US$ 1,000.